Additional information about derivatives financial instruments	6 Months Ended
Jun. 30, 2020
Additional information about derivatives financial instruments
Additional information about derivatives financial instruments

25.Additional information about derivatives financial instruments

The risk of the derivatives portfolio is measured using the delta-Normal parametric approach and considers that the future distribution of the risk factors and its correlations tends to present the same statistic properties verified in the historical data. The value at risk estimate considers a 95% confidence level for a one-business day time horizon.

The following tables detail the derivatives positions for Vale and its controlled companies as of June 30, 2020, with the following information: notional amount, fair value including credit risk, gains or losses in the period, value at risk and the fair value breakdown by year of maturity.

a) Foreign exchange and interest rates derivative positions

(I) Protection programs for the R$ denominated debt instruments and other liabilities

To reduce cash flow volatility, swap and forward transactions were implemented to convert into US$ the cash flows from certain liabilities denominated in R$ with interest rates linked mainly to CDI, TJLP and IPCA. In those swaps, Vale pays fixed or floating rates in US$ and receives payments in R$ linked to the interest rates of the protected liabilities.

The swap and forward transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments and other liabilities linked to R$. These programs transform into US$ the obligations linked to R$ to achieve a currency offset in the Company’s cash flows, by matching its receivables - mainly linked to US$ - with its payables.

							Financial
							Settlement
							Inflows	Value at
	Notional				Fair value		(Outflows)	Risk	Fair value by year
	June	December		Average	June	December	June	June
Flow	30, 2020	31, 2019	Index	rate	30, 2020	31, 2019	30, 2020	30, 2020	2020	2021	2022+

CDI vs. US$fixed rate swap					(615)	(39)	(20)	46	(113)	(72)	(430)
Receivable	R$ 10,850	R$ 2,115	CDI	100.07%
Payable	US$ 2,579	US$ 558	Fix	2.07%

TJLP vs. US$fixed rate swap					(193)	(75)	(19)	10	(26)	(53)	(114)
Receivable	R$ 1,881	R$ 2,111	TJLP +	1.15%
Payable	US$ 531	US$ 601	Fix	3.00%

R$ fixed rate vs. US$fixed rate swap					(140)	(18)	(13)	11	(7)	(73)	(60)
Receivable	R$ 2,579	R$ 2,173	Fix	5.66%
Payable	US$ 642	US$ 604	Fix	0.20%

IPCA vs. US$fixed rate swap					(194)	46	(10)	12	(4)	(91)	(99)
Receivable	R$ 2,450	R$ 2,826	IPCA +	5.06%
Payable	US$ 649	US$ 759	Fix	4.01%

IPCA vs. CDI swap					80	105	—	2	43	6	31
Receivable	R$ 1,650	R$ 1,634	IPCA +	6.62%
Payable	R$ 1,350	R$ 1,350	CDI	98.57%

	Notional				Fair value		Value at Risk	Fair value by year
Flow	June 30, 2020	December 31, 2019	Bought / Sold	Average rate (BRL/USD)	June 30, 2020	December 31, 2019	June 30, 2020	2020+

Forward	R$924	R$121	B	5.96	(10)	1	4	(10)

(ii) Protection program for EUR denominated debt instruments

To reduce the cash flow volatility, swap transactions were implemented to convert into US$ the cash flows from certain debt instruments issued in Euros by Vale. In those swaps, Vale receives fixed rates in EUR and pays fixed rates in US$.

The swap transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments linked to EUR. The financial settlement inflows/outflows are offset by the protected items’ losses/gains due to EUR/US$ exchange rate.

							Financial
							Settlement
							Inflows
	Notional				Fair value		(Outflows)	Value at Risk	Fair value by year
	June 30,	December 31,		Average	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Index	rate	2020	2019	2020	2020	2020	2021	2022+
EUR fixed rate vs. US$ fixed rate swap					(56)	(35)	(6)	4	—	(6)	(51)
Receivable	€500	€500	Fix	3.75%
Payable	US$613	US$613	Fix	4.29%

(iii) Protection program for Libor floating interest rate US$ denominated debt

To reduce the cash flow volatility, swap transactions were implemented to convert Libor floating interest rate cash flows from certain debt instruments issued by Vale into fixed interest rate. In those swaps, Vale receives floating rates and pays fixed rates in US$.

	Notional				Fair value		Value at Risk	Fair value by year
Flow	June 30, 2020	December 31, 2019	Index	Average rate	June 30, 2020	December 31, 2019	June 30, 2020	2020	2021	2022

Libor vs. US$fixed rate swap					(5)	—	2	1	(2)	(3)
Receivable	US$800	—	Libor 3M	—
Payable	US$800	—	Fix	0.45%

b) Commodities derivative positions

(i)Protection program for the purchase of fuel oil used on ships

In order to reduce the impact of fluctuations in fuel oil prices on the hiring and availability of maritime freight and, consequently, to reduce the Company’s cash flow volatility, hedging operations were carried out through options contracts on Brent Crude Oil and Gasoil (10ppm) for different portions of the exposure.

The derivative transactions were negotiated over-the-counter and the protected item is part of the Vale’s costs linked to the price of fuel oil used on ships. The financial settlement inflows/outflows are offset by the protected items’ losses/gains.

Brent Crude Oil Options

							Financial
							settlement
							Inflows
	Notional (bbl)				Fair value		(Outflows)	Value at Risk	Fair value
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,	by year
Flow	2020	2019	Sold	(US$/bbl)	2020	2019	2020	2020	2020	2021
Call options	11,089,494	7,048,500	B	63	37	11	—	3	6	31
Put options	11,089,494	7,048,500	S	38	(63)	(4)	(57)	8	(54)	(9)
Total					(26)	7	(57)	11	(48)	22

Gasoil Options

							Financial
							settlement
							Inflows
	Notional (bbl)				Fair value		(Outflows)	Value at Risk	Fair value
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,	by year
Flow	2020	2019	Sold	(US$/bbl)	2020	2019	2020	2020	2020
Call options	6,481,500	7,710,750	B	88	3	6	—	1	3
Put options	6,481,500	7,710,750	S	56	(71)	(3)	(89)	8	(71)
Total					(68)	3	(89)	9	(68)

(ii) Protection programs for base metals products

Operational Hedging Programs

In the operational hedging program for nickel sales at fixed prices, derivatives transactions were implemented, usually through the purchase of nickel forwards, to convert into floating prices the contracts with clients that required a fixed price.

							Financial
							settlement
							Inflows
	Notional (ton)				Fair value		(Outflows)	Value at Risk	Fair value
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,	by year
Flow	2020	2019	Sold	(US$/ton)	2020	2019	2020	2020	2020	2021
Fixed price sales protection
Nickel forwards	3,139	—	B	11,843	3	—	1	1	3	1
Total					3	—	1	1	3	1

Nickel Revenue Hedging Program

In 2019, to reduce the volatility of its future cash flows arising from changes in nickel prices, the company implemented a Nickel Revenue Hedging Program. Under this program, hedge operations were executed using option contracts to protect a portion of the highly probable forecast sales at floating prices, thus establishing a cushion to guarantee prices above our Nickel Average Unit Cash Cost and investments for the hedged volumes and hedge accounting treatment is given to this program.

In April 2020 the hedge program was fully settled. The cumulative gain recognized in the cash flow hedge reserve until the settlement of the option contracts wil be reclassified to the income statement as the Company recognizes the revenue from nickel sales (hedged item).

						Financial
						settlement
						Inflows
	Notional (ton)			Fair value		(Outflows)	Value at Risk	Fair value by year
	June 30,	December 31,	Bought/	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Sold	2020	2019	2020	2020	2020	2021

Nickel Revenue Hedging Program
Call options	—	75,984	S	—	(12)	—	—	—	—
Put options	—	75,984	B	—	162	292	—	—	—
Total				—	150	292	—	—	—

Palladium Revenue Hedging Program

To reduce the volatility of its future cash flows arising from changes in palladium prices, the Company implemented a Palladium Revenue Hedging Program. Under this program, hedge operations were executed using forwards and option contracts to protect a portion of the highly probable forecast sales at floating prices. A hedge accounting treatment is given to this program.

The derivative transactions under the program are negotiated over-the-counter and the financial settlement inflows/outflows are offset by the protected items’ losses/gains due to palladium price changes.

							Financial settlement
	Notional (t oz)				Fair value		Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2020	December 31, 2019	Bought / Sold	Average strike (US$/t oz)	June 30, 2020	December 31, 2019	June 30, 2020	June 30, 2020	2020	2021

Palladium Revenue Hedging Program
Palladium Forwards	7,200	—	S	2,228	2	—	3	1	2	—

Call Options	14,400	—	S	2,387	(1)	—	—	—	—	(1)
Put Options	14,400	—	B	2,050	4	—	—	1	2	2
Total					5	—	3	2	4	1

c) Freight derivative positions

To reduce the impact of maritime freight price volatility on the Company’s cash flow, freight hedging transactions were implemented, through Forward Freight Agreements (FFAs). The protected item is part of Vale’s costs linked to maritime freight spot prices. The financial settlement inflows/outflows of the FFAs are offset by the protected items’ losses/gains due to freight price changes.

The FFAs are contracts traded over the counter and can be cleared through a Clearing House, in this case subject to margin requirements.

							Financial
							Settlement		Fair
							Inflows	Value at	value by
	Notional (days)				Fair value		(Outflows)	Risk	Year

	June 30,	December 31,	Bought	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	/ Sold	(US$/day)	2020	2019	2020	2020	2020+
Freight forwards	2,575	1,050	B	12,914	6	—	(6)	2	6

d) Wheaton Precious Metals Corp. warrants

The Company owned warrants issued by Wheaton Precious Metals Corp. (WPM), a Canadian company with stocks negotiated on the Toronto Stock Exchange and the New York Stock Exchange. Such warrants have payoff similar to that of an American call option and were received as part of the payment regarding the sale of part of gold payable flows produced as a sub product from Salobo copper mine and some nickel mines in Sudbury. In February 2020, the Company sold all of its warrants of Wheaton (equivalent to 10,000,000 common shares) for US$2.50 per warrant, totaling US$25.

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity of warranties)				Fair value		(Outflows)	Value at Risk	by year
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Sold	(US$/share)	2020	2019	2020	2020	2023
Call options	—	10,000,000	B	—	—	26	25	—	—

e) Debentures convertible into shares

The Company has debentures which lenders have the option to convert the outstanding debt into a specified quantity of an associate’s shares, held by the Company. This option may be fully, or partly exercised, upon payment to the Company of the strike price, considering the terms, conditions and other limitations existing in the agreement, at any time and at the discretion of the creditor, until the maturity date of the debentures.

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity)				Fair value		(Outflows)	Value at Risk	by year
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Sold	(R$/share)	2020	2019	2020	2020	2027
Conversion options	140,239	140,239	S	6,688	(39)	(51)	—	2	(39)

f) Option related to a Special Purpose Entity “SPE”

The Company acquired in January 2019 a call option related to shares of certain special purpose entities, which are part of a wind farm located in Bahia, Brazil. This option was acquired in the context of the Company's signing of electric power purchase and sale agreements with an SPE, supplied by this wind farm.

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity)				Fair value		(Outflows)	Value at Risk	by year
	June 30,	December 31,	Bought /	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Sold	(R$/share)	2020	2019	2020	2020	2022
Call option	137,751,623	137,751,623	B	2.69	24	24	—	2	24

g) Embedded derivatives in contracts

In 2014, the Company sold part of its stake in an associate to an investment fund, of which sales contract establishes, under certain conditions, a minimum return guarantee on the investment until August 2020. This is considered an embedded derivative, with payoff equivalent to a put option.

							Financial settlement	Value at	Fair value
	Notional (quantity)				Fair value		Inflows (Outflows)	Risk	by year
				Average strike
Flow	June 30, 2020	December 31, 2019	Bought / Sold	(R$/share)	June 30, 2020	December 31, 2019	June 30, 2020	June 30, 2020	2020

Put option	1,105,070,863	1,105,070,863	S	4.04	—	(69)	—	24	—

The Company has some nickel concentrate and raw materials purchase agreements in which there are provisions based on nickel and copper future prices behavior. These provisions are considered as embedded derivatives.

	Notional (ton)				Fair value		Financial settlement	Value at Risk	Fair value by year
				Average strike			Inflows (Outflows)
Flow	June 30, 2020	December 31, 2019	Bought / Sold	(US$/ton)	June 30, 2020	December 31, 2019	June 30, 2020	June 30, 2020	2020

Nickel forwards	3,078	1,497	S	12,446	(1)	2	—	1	(1)
Copper forwards	1,348	1,009	S	5,479	—	—	—	—	—
Total					(1)	2	—	1	(1)

The Company has also a natural gas purchase agreement in which there´s a clause that defines that a premium can be charged if the Company’s pellet sales prices trade above a pre-defined level. This clause is considered an embedded derivative.

							Financial
							settlement
							Inflows		Fair value
	Notional (volume/month)				Fair value		(Outflows)	Value at Risk	by year
		December 31,	Bought /	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	June 30, 2020	2019	Sold	(US$/ton)	2020	2019	2020	2020	2020	2021+
Call options	746,667	746,667	S	233	—	(1)	—	—	—	—

h) Sensitivity analysis of derivative financial instruments

The following tables present the potential value of the instruments given hypothetical stress scenarios for the main market risk factors that impact the derivatives positions. The scenarios were defined as follows:

- Probable: the probable scenario was defined as the fair value of the derivative instruments as at June 30, 2020

-  Scenario I: fair value estimated considering a 25% deterioration in the associated risk variables

-  Scenario II: fair value estimated considering a 50% deterioration in the associated risk variables

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II
CDI vs. US$ fixed rate swap	R$ depreciation	(615)	(1,275)	(1,935)
	US$ interest rate inside Brazil decrease	(615)	(647)	(681)
	Brazilian interest rate increase	(615)	(642)	(670)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(193)	(333)	(474)
	US$ interest rate inside Brazil decrease	(193)	(197)	(201)
	Brazilian interest rate increase	(193)	(203)	(213)
	TJLP interest rate decrease	(193)	(204)	(215)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(140)	(298)	(455)
	US$ interest rate inside Brazil decrease	(140)	(144)	(148)
	Brazilian interest rate increase	(140)	(151)	(161)
Protected item:R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	(194)	(370)	(546)
	US$ interest rate inside Brazil decrease	(194)	(201)	(209)
	Brazilian interest rate increase	(194)	(211)	(228)
	IPCA index decrease	(194)	(206)	(217)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	80	77	74
	IPCA index decrease	80	78	77
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(78)	(77)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	(56)	(213)	(371)
	Euribor increase	(56)	(57)	(57)
	US$ Libor decrease	(56)	(57)	(58)
Protected item: EUR denominated debt	EUR depreciation	n.a.	213	371

US$ floating rate vs. US$ fixed rate swap	US$ Libor decrease	(5)	(7)	(9)
Protected item: Libor US$ indexed debt	US$ Libor decrease	n.a.	7	9

NDF BRL/USD	R$ depreciation	(10)	(55)	(101)
	US$ interest rate inside Brazil decrease	(10)	(12)	(15)
	Brazilian interest rate increase	(10)	(19)	(28)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II
Fuel oil protection
Options	Price input decrease	(94)	(229)	(385)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	229	385

Maritime Freight protection
Forwards	Freight price decrease	6	(4)	(13)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	4	13

Nickel sales fixed price protection
Forwards	Nickel price decrease	3	(7)	(17)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	7	17

Palladium Revenue Hedging Program
Options	Palladium price increase	5	(4)	(13)
Protected item: Part of palladium future revenues	Palladium price increase	n.a.	4	13

Conversion options	Stock value increase	(39)	(65)	(100)

Option - SPCs	SPCs stock value decrease	24	11	2

Instrument	Main risks	Probable	Scenario I	Scenario II
Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	(1)	(11)	(20)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	—	(2)	(4)
Embedded derivatives - Gas purchase	Pellet price increase	—	(1)	(2)
Embedded derivatives - Guaranteed minimum return	Stock value decrease	—	(191)	(399)

i)  Financial counterparties’ ratings

The transactions of derivative instruments, cash and cash equivalents as well as short-term investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings published by agencies Moody’s and S&P regarding the main financial institutions that we hire derivative instruments, cash and cash equivalents transactions.

Long term ratings by counterparty	Moody’s	S&P
ABN Amro	A1	A
Agricultural Bank of China	A1	A
ANZ Australia and New Zealand Banking	Aa3	AA-
Banco ABC	Ba3	BB-
Banco Bradesco	Ba3	BB-
Banco do Brasil	Ba3	BB-
Banco do Nordeste do Brasil SA	Ba3	BB-
Banco Itaú Unibanco	Ba3	BB-
Bank Mandiri	Baa2	BBB-
Banco Santander	A2	A
Banco Votorantim	Ba3	BB-
Bancolombia	Baa2	BB+
Bank of America	A2	A-
Bank of China	A1	A
Bank of Montreal	Aa2	A+
Bank of Nova Scotia	A2	A+
Bank of Shanghai	Baa2	-
Bank Rakyat Indonesia (BRI)	Baa2	BBB-
Banpara	-	BB-
Barclays	Baa2	BBB
BBVA Banco Bilbao Vizcaya Argentaria	A3	A-
BNP Paribas	Aa3	A+
BTG Pactual	Ba3	BB-
Caixa Econômica Federal	Ba3	BB-
Calyon	Aa3	A+
China Construction Bank	A1	A
CIBC Canadian Imperial Bank	Aa2	A+
CIMB Bank	Baa1	A-
Citigroup	A3	BBB+
Credit Suisse	Baa2	BBB+
Deutsche Bank	A3	BBB+
Goldman Sachs	A3	BBB+
HSBC	A2	A-
Industrial and Commercial Bank of China	A1	A
ING	Baa1	BBB
Intesa Sanpaolo Spa	Baa1	BBB
JP Morgan Chase & Co	A2	A-
Macquarie Group Ltd	A3	BBB+
Mega International Commercial Bank	A1	A
Millenium BIM	A1	A-
Bank of Tokyo Mitsubishi UFJ	A1	A-
Mitsui & Co	A1	A-
Mizuho Financial	A1	A-
Morgan Stanley	A3+	BBB+
Muscat Bank	B1	BB-
National Australia Bank	Aa3	AA-
National Bank of Canada	Aa3	A
National Bank of Oman	B1	-
Natixis	A1	A+
Rabobank	Aa3	A+
Royal Bank of Canada	Aa2	AA-
Banco Safra	Ba3	BB-
Société Générale	A1	A
Standard Bank Group	Ba2	-
Standard Chartered	A2	BBB+
Sumitomo Mitsui Financial	A1	A-
Toronto Dominion Bank	Aa3	AA-
UBS	Aa3	A-
Unicredit	Baa1	BBB
United Overseas Bank	Aa1	AA-